FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of put rights					$ (71,106)	$ (71,106)	$ 1,745,418
Change in fair value of warrant liability		35,000	$ 65,000	95,000	$ (2,497,877)	$ (2,482,877)	(275,445)
Earnout consideration, shares						279,562
Debt instrument amount		2,900,000		2,900,000		$ 2,900,000	1,445,000
Fair value payout						1,100,000
Cash						600,000
Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of put rights						1,544,029
Change in fair value of warrant liability						71,106	$ 1,745,418
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares issued in Earn Out Consideration, value						$ 600,000
Nonconvertible Notes Payable | Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares purchased						22,865	41,486
Going Concern Narrative Details | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares issued in Earn Out Consideration						307,692
Price per share						$ 16.25
Shares issued in Earn Out Consideration, value						$ 2,000,000
Contingent consideration						1,620,000
Be Social Public Relations, LLC [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares issued in Earn Out Consideration, value						$ 800,000
Percentage of contingent consideration in cash						62.50%
Percentage of contingent consideration in stock						37.50%
B H I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration						$ 1,192,352
Shares issued during period	163,369
B H I [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares issued in Earn Out Consideration						69,525
Shares issued in Earn Out Consideration, value						$ 1,200,000
Percentage of contingent consideration in cash						50.00%
Percentage of contingent consideration in stock						50.00%
Debt instrument amount		$ 500,000		$ 500,000		$ 1,300,000		$ 500,000